Equity Investments (Detail)	12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Chengdu Seasky CNY	Dec. 31, 2010 Chengdu Seasky CNY	Dec. 31, 2009 Chengdu Seasky CNY	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2011 Ye Net CNY	Dec. 31, 2010 Ye Net CNY	Dec. 31, 2009 Ye Net CNY	Apr. 30, 2009 Ye Net CNY	Dec. 31, 2011 Zhizhu Network CNY	Dec. 31, 2010 Zhizhu Network CNY	Apr. 30, 2010 Zhizhu Network CNY	Dec. 31, 2009 Zhizhu Network CNY	Dec. 31, 2011 Unknown Worlds CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2010 Unknown Worlds CNY
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Aggregate Cost		10,803,330	27,000,000		0	0		20,735,000	0	0		15,000,000	0	27,000,000	27,000,000		10,803,330	10,803,330	0
Share of (loss) / income in equity investment	(250,164)	(1,574,506)	(8,092,328)	(4,088,738)	(513,232)	(5,850,789)			889,549	226,239			(952,474)	(2,467,778)			(998,349)
Converted to controlling interest		(15,169,843)			0				(15,169,843)				0				0
Disposal of equity investment		(10,053,161)			(10,053,161)				0				0				0
Balance	$ 5,304,299	33,384,729	49,378,909	30,471,237	0	10,566,393	16,417,182		0	14,280,294	14,054,055		23,579,748	24,532,222		0	9,804,981		0